Debt, net of unamortized deferred financing cost - Term Loan Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Aggregate Maturities
Total		$ 21,187
Line of Credit [Member]
Aggregate Maturities
Total	$ 135,000
Term Loans | Credit Facility | Line of Credit [Member]
Aggregate Maturities
Rest of 2023	3,750
2024	5,000
2025	7,500
2026	10,000
2027	10,000
Thereafter	62,500
Total	$ 98,750	$ 5,760